Long-Term Deposits and Other Non-Current Assets (Tables)	6 Months Ended
Dec. 31, 2022
Long-Term Prepayments and Other Non-Current Assets [Abstract]
Schedule of long-term deposits and other non-current assets
	December 31, 2022	June 30, 2022
Deposits paid for leases	$1,036,296	$372,501
Performance deposits (Note 5)	2,010,166	-
Total	$3,046,462	$372,501